Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Estimated Useful Lives	Depreciation is computed using the straight-line method over the estimated useful lives of the related assets as follows:

Building	Thirty-five years
Software	Two to three years
Computers and office equipment	Three years
Furniture and fixtures	Five years
Leasehold improvements	Shorter of useful life or remaining term of the lease

Deferred Revenue	The Company includes only those incremental costs that would not have been incurred if the contracts had not been entered into:

	Short-term	Long-term
	(in thousands)
Balance at December 31, 2018	$41,458	$42,472
Deferred customer acquisition costs incurred in the period	23,938	36,936
Amounts recognized as expense in the period	(55,479)	—
Foreign translation impact	(115)	83
Reclassification between short-term and long-term	29,801	(29,801)
Adjustment resulting from sale of SinglePlatform business	(1,168)	(910)
Balance at December 31, 2019	$38,435	$48,780

The following table provides a reconciliation of the Company's deferred revenue as of December 31, 2019:

	Short-term	Long-term
	(in thousands)
Balance at December 31, 2018	$371,758	$96,140
Recognition of the beginning deferred revenue into revenue, as a result of performance obligations satisfied	(363,454)	—
Cash received in advance during the period	805,697	311,336
Recognition of cash received in the period into revenue, as a result of performance obligations satisfied	(749,823)	—
Deferred revenue derecognized due to the disposition of SinglePlatform	(1,825)	—
Foreign translation impact	(702)	—
Reclassification between short-term and long-term	307,824	(307,824)
Balance at December 31, 2019	$369,475	$99,652

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
The following table provides the remaining performance obligation amounts as of December 31, 2019. These amounts are equivalent to the ending deferred revenue balance of $469.1 million, which includes both short and long-term amounts:

	Web presence	Digital marketing	Total
	(in thousands)
Remaining performance obligation, short-term	$316,037	$53,438	$369,475
Remaining performance obligation, long-term	99,646	6	99,652
Total	$415,683	$53,444	$469,127

Summary of Calculation of Basic and Diluted Net Loss Per Share

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands, except share amounts and per share data)
Computation of basic and diluted net (loss) income per share:
Net (loss) income attributable to Endurance International Group Holdings, Inc.	$(107,308)	$4,534	$(12,347)
Net (loss) income per share attributable to Endurance International Group Holdings, Inc.:
Basic	$(0.78)	$0.03	$(0.09)
Diluted	$(0.78)	$0.03	$(0.09)
Weighted-average number of common shares used in computing net (loss) income per share attributable to Endurance International Group Holdings, Inc.:
Basic	137,322,201	142,316,993	145,259,691
Diluted	137,322,201	145,669,760	145,259,691

Summary of Weighted Average Potentially Dilutive Shares Excluded From Calculation of Diluted Loss Per Share
The following number of weighted-average potentially dilutive shares were excluded from the calculation of diluted (loss) income per share because the effect of including such potentially dilutive shares would have been anti-dilutive:

	For the Year Ended December 31,
	2017	2018	2019
Restricted Stock Awards and Units	8,967,840	4,325,516	4,035,923
Options	10,728,795	8,443,928	8,570,215
Total	19,696,635	12,769,444	12,606,138